Note 5 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Notes
Note 5 - Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

Prepaid expenses at December 31, 2015 were comprised a prepayment $5,953 for a manufacturing run and prepaid expenses $16,000 at December 31, 2014 were comprised of prepayments to two service providers.

Other current assets at December 31, 2015 were $nil and at December 31, 2014 totaled $652 which were comprised of a manufacturing deposit of $652. During the year ended December 31, 2014 a $3,500 rental deposit was written off.